DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 398,098	$ 1,101,506	$ 3,297,916	$ 7,309,996
Intangible Assets			3,000,013	300,013
Goodwill			$ 0	7,283,276
Preferred stock, authorized	100,000,000		100,000,000
Total expenses			$ 416,000	$ 7,283,276
Common Stock Shares	2,866,684,955		2,456,634,910	1,256,900,534
Deferred revenue			$ 0	$ 0
Impairment of intangible assets			0	3,000,013
Allowance for doubtful accounts receivable			$ 204,377	$ 365,223
one customer [Member]
Accounts receivable			24.00%	48.00%
Two customer [Member]
Accounts receivable			24.00%	48.00%
property and equipment [Member]
Total expenses				$ 954,119
Intangibles Assets[Member]
Total expenses				3,000,013
right of use assets [Member]
Total expenses				3,224,487
goodwill [Member]
Goodwill			$ 0	104,657
Total expenses				104,657
telecommunications network [Member]
Estimated useful lives			5 years
telecommunications equipment [Member] | Minimum [Member]
Estimated useful lives			10 years
telecommunications equipment [Member] | Maximum [Member]
Estimated useful lives			7 years
computers and office equipment [Member]
Estimated useful lives			3 years
TPT MedTech
Deferred revenue	$ 0		$ 0	172,784
Ally Pharma Member
Mezzanine stock, issued	110,000,000		110,000,000
Ownership percentage	80.00%		80.00%
Deferred revenue	$ 0		$ 0	$ 75,556
Series A Preferred Stock
Preferred stock, authorized			4,500,000,000
Mezzanine stock, issued	1,000,000		1,000,000	1,000,000
Common Shares [Member]
Common Stock Shares			15,000,000,000
Total Services Revenues
Percentage of common stock conversion			60.00%
SDM
Revenue	$ 994	$ 2,564